Notes to the statement of financial position - Inventories schedule (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Raw materials, consumables and supplies	€ 53,487	€ 54,694
Work in process	9	34
Finished goods and merchandise	79,360	59,623
Total	€ 132,856	€ 114,351